Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001102060_SupplementTextBlock

DIREXION DYNAMIC VP HY BOND FUND

A SERIES OF THE DIREXION INSURANCE TRUST

Supplement dated December 17, 2015 to the

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

each dated April 22, 2014

Effective January 1, 2015, the Board of Trustees (the “Board”) of the Direxion Insurance Trust (the “Trust”) has approved, and Rafferty Asset Management, LLC (“Rafferty”), the Trust’s adviser for the Direxion Dynamic VP HY Bond Fund (the “Fund”), has contractually agreed, to waive 0.05% of the Fund’s Management Fee.  In addition, the Board and Rafferty have agreed to a reduction in the Operating Services Fee payable to Rafferty by the Fund pursuant to the Operating Services Agreement described in the Fund’s Prospectus.  As a result, the Fund’s Operating Services Fee will be reduced from 0.35% to 0.20%.

In accordance with these changes, as of January 1, 2015, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the Fund’s summary section under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Dynamic VP HY Bond Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  The fees and expenses below do not reflect any fees and expenses imposed on shares of the Fund purchased through variable annuity contracts and variable life insurance policies (“Contracts”), which would increase overall fees and expenses.  Please refer to your Contract Prospectus for a description of those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-12-01
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratio to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example does not reflect any fees and expenses imposed under a Contract, which would increase overall fees and expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with the Fund’s Summary Prospectus, Prospectus and SAI.
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or sales proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1],[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Operating Services Fee	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Shareholder Servicing Fee	rr_Component2OtherExpensesOverAssets	0.20%	[1]
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.40%	[1],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[1]
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.69%	[1]
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.64%	[1],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	528
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,994

[1]	The expense information in the table has been restated to reflect current fees.
[2]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has contractually agreed to waive 0.05% of its Management Fees through December 1, 2016. There is no guarantee that the management fee waiver will continue after December 1, 2016. This contractual fee waiver may be terminated at any time by the Board of Trustees.
[3]	Rafferty has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2016 other than the following: management fees, distribution and/or service fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund. This Operating Services Agreement may be terminated at any time by the Board of Trustees.
[4]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratio to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.